Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Roumell Opportunistic Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Roumell Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	RAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Roumell Opportunistic Value Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roumellfund.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://www.roumellfund.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RAMSX	$123.72	1.23%

Expenses Paid, Amount	$ 123.72
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended August 31, 2024, the Fund returned 5.01%. The Fund underperformed the S&P 500 Index, which returned 22.15%, and the blended 60% Russell 2000/40% Bloomberg US Government/Credit Bond Index, which returned 11.78%. The Fund seeks to find value through out of favor, overlooked, or misunderstood securities.

What Factors Influenced Performance

During the period, inflation concerns eased and the stock market began anticipating Fed interest rate cuts. In addition, artificial intelligence led to a surge in large cap tech stocks (such as Google’s parent Alphabet, Amazon, Apple, Meta Platforms, Microsoft and Nvidia). This surge drove the performance of the S&P 500 Index. The Advisor, as an opportunistic capital allocator with a deep-value bias in selecting individual securities, did not select securities that participated in this run. The Fund also held an average of nearly 25% cash and cash equivalents, which caused a drag on performance.

Top Contributors to Performance:

Dundee Precious Metals Inc. increased approximately 50% in value and represented 9.1% of the Fund’s portfolio as of August 31, 2024.

Liberty Energy Inc. increased approximately 29% in value and represented 8.7% of the Fund’s portfolio as of August 31, 2024.

Top Detractors from Performance:

The Fund’s position in Quantum Corp. was fully liquidated, which resulted in a loss of approximately 55% from the beginning of this fiscal year.

The Fund’s position in Collplant Biotechnologies Ltd. was fully liquidated, which resulted in a loss of approximately 25% from the beginning of this fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From August 31, 2014 through August 31, 2024 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 year	5 year	10 year
RAMSX	5.01%	3.95%	2.48%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 2000 Value Index	19.25%	10.38%	7.46%
Bloomberg Capital U.S. Government/Credit Bond Index	7.21%	-0.02%	1.76%
Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index	14.83%	7.19%	5.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,250,920
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 620,150
Investment Company, Portfolio Turnover	35.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size	$55,250,920
Number of Holdings	16
Net Advisory Fee	$620,150
Annual Portfolio Turnover	35.62%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
United States Treasury Bill, 0.000%, 10/3/24	9.91%
Dundee Precious Metals Inc	9.06%
Liberty Energy Inc	8.70%
Olo Inc	8.63%
Liquidity Services Inc	8.21%
Magnite Inc	8.18%
Opera Ltd	7.88%
Kite Realty Group Trust	5.99%
Patterson-UTI Energy Inc	5.41%
Whitestone REIT	4.67%